Land use rights, net (Tables)	12 Months Ended
Dec. 31, 2012
Land use rights, net [Abstract]
Schedule of Land Use Rights, Net
	December 31,
	2011	2012	2012
	(RMB)	(RMB)	($)
Land use right	60,630,886	60,630,886	9,646,151
Accumulated amortization	(3,047,459)	(4,197,999)	(667,886)
Land use rights, net	57,583,427	56,432,887	8,978,265

Schedule of Land Use Rights, Net Future Amortization Expense
Years Ending December 31,	(RMB) Amount
2013	1,150,540
2014	1,150,540
2015	1,150,540
2016	1,150,540
2017	1,150,540
Thereafter	50,680,187
Total	56,432,887